Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2023	May 31, 2024	Dec. 31, 2023	Dec. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Jun. 30, 2022
Related Party Transactions
Warrants to purchase common shares, shares			52,600,000		21,500,000			200,000
Exercise price of share		$ 0.21	$ 0.21	$ 0.35	$ 0.50	$ 0.306	$ 0.306		$ 0.50
Cyrus Arman | Private Warrant Exchange
Related Party Transactions
Number of shares to be sold	400,000
Number of shares per unit	1
Warrants to purchase common shares, shares	1
Number of shares per warrant	1
Exercise price of share	$ 0.50
Proceeds from issuance of common shares	$ 0.1